Annual Total Returns - Institutional Class	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Boston Partners All-Cap Value Fund
Prospectus [Line Items]
Annual Return [Percent]	17.52%	9.99%	12.41%	(2.42%)	25.59%	4.12%	27.88%	(11.87%)	17.87%	14.82%
Boston Partners Global Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	34.02%	7.21%	14.11%	(3.07%)	21.76%	3.26%	18.77%	(13.15%)	20.37%	8.50%
Boston Partners Long/Short Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	28.32%	13.28%	15.20%	7.20%	32.03%	(6.35%)	9.12%	(15.47%)	2.77%	22.48%
Boston Partners Long/Short Research Fund
Prospectus [Line Items]
Annual Return [Percent]	14.96%	13.48%	4.74%	6.48%	23.80%	(8.25%)	12.58%	(10.59%)	10.10%	3.62%
Boston Partners Small Cap Value Fund II
Prospectus [Line Items]
Annual Return [Percent]	7.50%	14.02%	16.68%	(11.49%)	25.78%	1.60%	28.02%	(16.34%)	9.78%	25.97%
WPG Partners Select Small Cap Value Fund
Prospectus [Line Items]
Annual Return [Percent]	6.63%	7.95%	19.73%	3.46%
WPG Partners Small Cap Value Diversified Fund
Prospectus [Line Items]
Annual Return [Percent]	10.57%	14.30%	2.04%	40.06%	(1.31%)	23.35%	(21.77%)	5.68%	19.63%	(13.74%)